Summary of Significant Accounting Policies (Details 3) (USD $)	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of changes in fair value of our Level 3 financial instruments
Beginning Balance		$ 5,215,893	$ 180,164	$ 180,164	$ 180,164	$ 459,897
Change in fair value of derivative instruments	130	894,865	(130)		(198,908)	(421,340)
Change in fair value of contingent consideration		(141,607)
Fair value of long term consideration recorded at date of acquisition					557,933
Fair value of contingent consideration recorded at date of acquisition		2,510,746			4,482,760	141,607
Warrant derivatives fair value on date of issuance		140,000			193,944
Balance		$ 8,619,897			$ 5,215,893	$ 180,164